Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000018124 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018124 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000018124 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000018124 | CC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018124 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018124 | B
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018124 | BB
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000018124 | BBB
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000018124 | A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018124 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018124 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018124 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000018124 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018124 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018124 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018124 | SectorMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018124 | SectorLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018124 | SectorABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018124 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018124 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018124 | SectorSovereigns
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018124 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018124 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018124 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018124 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018124 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000125493 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000125493 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000125493 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000125493 | CC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000125493 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000125493 | B
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125493 | BB
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000125493 | BBB
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000125493 | A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000125493 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000125493 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125493 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000125493 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000125493 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125493 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000125493 | SectorMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000125493 | SectorLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000125493 | SectorABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125493 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000125493 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125493 | SectorSovereigns
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125493 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125493 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125493 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000125493 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000125493 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000018122 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018122 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000018122 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000018122 | CC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018122 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018122 | B
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018122 | BB
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000018122 | BBB
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000018122 | A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018122 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018122 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018122 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000018122 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018122 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018122 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018122 | SectorMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018122 | SectorLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018122 | SectorABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018122 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018122 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018122 | SectorSovereigns
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018122 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018122 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018122 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018122 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018122 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000018123 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018123 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000018123 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000018123 | CC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018123 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018123 | B
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018123 | BB
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000018123 | BBB
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000018123 | A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018123 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018123 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018123 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000018123 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018123 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018123 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018123 | SectorMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018123 | SectorLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018123 | SectorABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018123 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018123 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018123 | SectorSovereigns
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018123 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018123 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018123 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018123 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018123 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000018133 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018133 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000018133 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000018133 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018133 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018133 | B
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018133 | BB
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018133 | BBB
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000018133 | A
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018133 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018133 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018133 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000018133 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018133 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018133 | SectorMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018133 | SectorABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018133 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018133 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000018133 | SectorSovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018133 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018133 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018133 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018133 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000018133 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	3.30%